Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant accounting policies [text block] [Abstract]
Right-of-use lease assets		$ 39
Current lease liabilities	$ 119	30
Non-current lease liabilities	$ 33	$ 9
Lease liabilities, percentage	10.00%
Fair value warrants allotted instrument			$ 1,601	$ 559